Artisan Select Equity Fund Average Annual Total Returns		12 Months Ended	58 Months Ended	92 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent				14.48%
Investor
Prospectus [Line Items]
Average Annual Return, Percent		15.67%	11.35%
Performance Inception Date	Feb. 28, 2020
Investor | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.34%	10.81%
Investor | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.53%	8.92%
Investor | S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	17.11%
Advisor
Prospectus [Line Items]
Average Annual Return, Percent		15.76%	11.45%
Performance Inception Date	Feb. 28, 2020
Advisor | S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	17.11%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		15.85%	11.51%
Performance Inception Date	Feb. 28, 2020
Institutional | S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	17.11%